OTHER ASSETS (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
OTHER ASSETS.
Account receivable	$ 401,399	$ 261,852
Advance to suppliers	290,260
Deposits receivable	474,640	32,822
Loans receivable	274,129	273,758
Other receivables	32,090	43,213
Other assets	$ 1,472,518	$ 611,645